SCHEDULE 1 (CONDENSED BALANCE SHEETS) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 684,592	$ 1,139,450	$ 1,996,764	$ 1,568,261
Total current assets	159,358,503	169,273,347
TOTAL ASSETS	170,764,497	182,029,317
Current Liabilities
Other payables and accrued expenses	1,622,958	1,549,748
Due to shareholder	100,000	50,000
Total current liabilities	51,382,639	83,534,989
TOTAL LIABILITIES	67,355,476	83,534,989
Shareholders' Equity
Share Capital	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Retained earnings	44,971,082	41,518,259
Accumulated other comprehensive income	8,425,697	7,646,562
Treasury stock	(96,608)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	92,493,378	87,855,367
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	170,764,497	182,029,317
Ossen Innovation Co., Ltd [Member]
Current Assets
Cash	23,762	19,171	$ 46,368	$ 616,654
Accounts receivable from related party	20,000,000	20,000,000
Total current assets	20,023,762	20,019,171
Long term investment in subsidiaries	56,157,552	51,690,990
TOTAL ASSETS	76,181,314	71,710,161
Current Liabilities
Other payables and accrued expenses	802,059	645,810
Due to shareholder	100,000	50,000
Total current liabilities	902,059	695,810
TOTAL LIABILITIES	902,059	695,810
Shareholders' Equity
Share Capital	200,000	200,000
Additional paid-in capital	20,735,955	20,735,955
Retained earnings	54,421,758	50,167,637
Accumulated other comprehensive income	18,150	7,367
Treasury stock	(96,608)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	75,279,255	71,014,351
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 76,181,314	$ 71,710,161